Land Use Rights	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Land Use Rights
11.	LAND USE RIGHTS

Land use rights held by the Company are amortized over the remaining term of the respective land use rights certificates.

	December 31,
	2013	2014	2014
	RMB	RMB	US$
Cost	—	66,878	10,778
Accumulated amortization	—	(703)	(113)

Land use rights, net	—	66,175	10,665